Intellectual Property	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Intellectual Property [Abstract]
INTELLECTUAL PROPERTY

NOTE 9 – INTELLECTUAL PROPERTY

A third-party independent valuation specialist was asked to determine the value of Global Stem Cell Group, Inc., tangible and intangible assets assuming the offering price was at fair value. In order to perform the purchase price allocation, the tangible and intangible assets were valued as of August 18, 2021.

The Fair Value of the intangible assets as of the Valuation Date is reasonably represented as:

	March 31, 2025	December 31, 2024
Tradename - Trademarks	$87,700	$87,700
Intellectual Property / Licenses	363,000	363,000
Customer Base	37,000	37,000
Intangible assets	487,700	487,700
Less: accumulated amortization	(353,081)	(328,696)
Total intangible assets, net	$134,619	$159,004

Amortization is computed on straight-line method based on estimated useful lives of 5 years. During the three months ended March 31, 2025, and March 31, 2024, the Company recorded amortization expense of the intellectual property of $24,385 and $24,385, respectively.

NOTE 9 – INTELLECTUAL PROPERTY

A third-party independent valuation specialist was asked to determine the value of Global Stem Cell Group, Inc., tangible and intangible assets assuming the offering price was at fair value. In order to perform the purchase price allocation, the tangible and intangible assets were valued as of August 18, 2021.

The Fair Value of the intangible assets as of the Valuation Date is reasonably represented as:

	December 31, 2024	December 31, 2023
Tradename - Trademarks	$87,700	$87,700
Intellectual Property / Licenses	363,000	363,000
Customer Base	37,000	37,000
Intangible assets	487,700	487,700
Less: accumulated amortization	(328,696)	(231,156)
Total intangible assets, net	$159,004	$256,544

Amortization is computed on straight-line method based on estimated useful lives of 5 years. During the year ended December 31, 2024, and 2023, the Company recorded amortization expense of the intellectual property of $97,540 and $97,540, respectively.